Purchased Intangible Assets - Carrying Value of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified				9 Months Ended	12 Months Ended					1 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Sep. 29, 2013 Existing technology [Member]	Dec. 30, 2012 Existing technology [Member]	Jan. 01, 2012 Existing technology [Member]	Dec. 30, 2012 Customer relationships [Member]	Jan. 01, 2012 Customer relationships [Member]	Sep. 29, 2013 Customer relationships [Member]	Jul. 31, 2012 In-process research and development [Member]	Jul. 01, 2012 In-process research and development [Member]	Jan. 01, 2012 In-process research and development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 23,041	$ 23,041	$ 23,041	$ 14,825	$ 14,825	$ 13,390	$ 8,216	$ 8,216	$ 8,216		$ 1,400	$ 1,435
Accumulated Amortization	(22,204)	(21,512)	(19,439)	(13,988)	(13,629)	(12,057)	(7,883)	(7,382)	(8,216)
Net Amount	$ 837	$ 1,529	$ 3,602	$ 837	$ 1,196	$ 1,333	$ 333	$ 834				$ 1,435
Useful life (Years)				3 years	3 years	3 years	4 years	4 years		3 years